Equity (Details) - Schedule of Estimate the Fair Value of Stock Options $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Options Amended in January, 2022 [Member]
Schedule of Estimate the Fair Value of Stock Options [Line Items]
Risk-free interest rate	1.66%
Expected life of the options	4 years 3 months 29 days
Expected volatility	96.00%
Expected dividend yield
Fair value (in Dollars)	$ 2,106,163
Options Amended in May, 2022 [Member]
Schedule of Estimate the Fair Value of Stock Options [Line Items]
Risk-free interest rate	0.81%
Expected life of the options	4 years 10 days
Expected volatility	96.00%
Expected dividend yield
Fair value (in Dollars)	$ 1,652,811
Options Amended in December, 2022 [Member]
Schedule of Estimate the Fair Value of Stock Options [Line Items]
Risk-free interest rate	4.44%
Expected life of the options	3 years 5 months 4 days
Expected volatility	96.00%
Expected dividend yield
Fair value (in Dollars)	$ 689,971
Options Granted in May 2021 [Member]
Schedule of Estimate the Fair Value of Stock Options [Line Items]
Risk-free interest rate	0.81%
Expected life of the options	5 years
Expected volatility	96.00%
Expected dividend yield
Fair value (in Dollars)	$ 7,232,526